Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	9 Months Ended	15 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Debt financing agreement due 2026
Disclosure Of Cash And Cash Equivalents [Line Items]
Financial covenant, minimum cash requirement		€ 50.0
Amended debt financing agreement due 2027
Disclosure Of Cash And Cash Equivalents [Line Items]
Financial covenant, minimum cash requirement	€ 35.0